Exhibit 99.1

BANK OF AMERICA AUTO TRUST

SERIES 2010-2

Distribution Package	Contact:

Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: Jan 18, 2011			maryann.turbak@usbank.com

Distribution Package Includes:		Issuance Dates

- Payment Date Statement		First Distribtion Date:	July 15, 2010
Statement to Certificate Holders and Factors	2	Settlement Date:	June 24, 2010
Distribution Detail	3-6
		Cutoff Date:	May 31, 2010

Issuance Parties

		Servicer(s):	Bank of America, National Association

		Indenture Trustee:	U.S. Bank National Association

		Owner Trustee:	Wilmington Trust Company

		Underwriter(s):	Bank of America Securities LLC, Barclays Capital Inc., Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, and RBS Securities Inc.

Contact

		Name:	Mary Ann Turbak
		Title:	Trust Officer
		Phone:	312-325-8730
Mobile:
Fax:
		Email:	maryann.turbak@usbank.com
		Address:	209 S. LaSalle St. 3rd Fl,; Chicago, IL 60604

		Website:	www.usbank.com/abs

*	See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: January 18, 2011	maryann.turbak@usbank.com

I, II Note Payments and Factors

Class	Original Face Value	Beginning Balance	Principal Distribution	Interest Distribution	Total Distribution	Ending Balance	Ending Note Factor
A-1	$340,005,000.00	$80,089,139.58	$36,066,422.63	$46,851.26	$36,113,273.89	$44,022,716.95	0.12947668
A-2	$240,000,000.00	$240,000,000.00	$0.00	$182,000.00	$182,000.00	$240,000,000.00	1.00000000
A-3	$481,000,000.00	$481,000,000.00	$0.00	$525,091.67	$525,091.67	$481,000,000.00	1.00000000
A-4	$191,126,000.00	$191,126,000.00	$0.00	$308,987.03	$308,987.03	$191,126,000.00	1.00000000
Total Notes	$1,252,131,000.00	$992,215,139.58	$36,066,422.63	$1,062,929.96	$37,129,352.59	$956,148,716.95
Certificate*	$97,876,411.97	$101,134,876.49	$0.00	$6,125,541.12	$6,125,541.12	$97,875,537.37	0.99999106
Total	$1,350,007,411.97	$1,093,350,016.07	$36,066,422.63	$7,188,471.08	$43,254,893.71	$1,054,024,254.32

AMOUNTS PER $1,000 UNIT

Class	Cusip	Beginning Balance	Principal Distribution	Interest Distribution	Total Distribution	Ending Balance	Interest Rate
A-1	06052MAA3	$235.55282888	$106.07615367	$0.13779580	$106.21394947	$129.47667521	0.61940%
A-2	06052MAB1	$1,000.00000000	$0.00000000	$0.75833333	$0.75833333	$1,000.00000000	0.91000%
A-3	06052MAC9	$1,000.00000000	$0.00000000	$1.09166667	$1.09166667	$1,000.00000000	1.31000%
A-4	06052MAD7	$1,000.00000000	$0.00000000	$1.61666665	$1.61666665	$1,000.00000000	1.94000%
Certificate*		$1,033.29162210	$0.00000000	$62.58444701	$62.58444701	$999.99106424	0.00000%

*	Notional Balance

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: January 18, 2011	maryann.turbak@usbank.com

Collection Period #	7
Record Date	January 14, 2011
Determination Date	January 5, 2011
Payment Date	January 18, 2011

III. Overcollateralization Amount

A. Initial Overcollateralization Amount	$97,876,411.97
B. Beginning Overcollateralization Amount	$101,134,876.49
C. Target Overcollateralization Amount	$97,875,537.37
D. Ending Overcollateralization Amount	$97,875,537.37

IV. Reserve Account

A. Specified Reserve Account Balance	$3,375,018.53
Beginning Balance	$3,375,018.53
B. Reserve Account Draw Amount	$0.00
Reserve Account Excess Amount	$327.63
C. Reserve Account Deposit	$0.00
Ending Balance net of withdrawals and deposits	$3,375,018.53

D. Reserve Fund Investment Income	$327.63

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period	0.780754420

Pool Balance as of the Cut-off Date	$1,350,007,411.97
Beginning Pool Balance	$1,093,350,016.07
Ending Pool Balance	$1,054,024,254.32

Beginning Weighted Average APR	5.4711122%
Ending Weighted Average APR	5.4624939%

Beginning Weighted Average Remaining Term (months)	50.7355472
Ending Weighted Average Remaining Term (months)	49.840219

Beginning # of Receivables	58,761
Ending # of Receivables	57,635

Monthly Prepayment Speed (% ABS)	1.23%

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: January 18, 2011	maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due	$911,125.01
B. Servicing Fee Unpaid from Prior Period	$0.00
C. Total Servicing Fee Paid	$911,125.01
D. Ending Servicing Fee Unpaid (A+B-C)	$0.00

VIII. Accrued Note Interest Distribution

Class	Rate	Monthly Interest	Beginning Interest Carryover Shortfall	Interest on Interest Carryover Shortfall	Interest Distributable Amount	Interest Distributable Amount Paid	Ending Interest Carryover Shortfall
A-1	0.61940%	$46,851.26	$0.00	$0.00	$46,851.26	$46,851.26	$0.00
A-2	0.91000%	$182,000.00	$0.00	$0.00	$182,000.00	$182,000.00	$0.00
A-3	1.31000%	$525,091.67	$0.00	$0.00	$525,091.67	$525,091.67	$0.00
A-4	1.94000%	$308,987.03	$0.00	$0.00	$308,987.03	$308,987.03	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price	$0.00

X. Delinquency Information

A. Delinquency Information	% of Cut-off Date

Delinquency	Count	Principal	Pool Balance
1-30 days	2,840	$39,113,263.04	2.89726%
31-60 days	482	$4,838,311.27	0.35839%
61-90 days	93	$859,696.29	0.06368%
91+ days	38	$483,613.34	0.03582%
Total	3,453	$45,294,883.94	3.35516%

XI, XII. Defaulted and Loss Information	% of Cut-off Date

	Count	Principal	Pool Balance
Defaulted Monthly Receivables	40	$501,691.24	0.03716%
Cumulative Defaulted Receivables	161	$2,425,271.08	0.17965%

Aggregate Monthly Liquidation Proceeds		$242,229.02	0.01794%
Cumulative Liquidation Proceeds		$1,031,843.44	0.07643%

Aggregate Monthly Net Loss		$259,462.22	0.01922%
Cumulative Net Losses		$1,393,427.64	0.10322%

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: January 18, 2011	maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

1. Collections
a. Scheduled Principal Payments	$23,147,276.75
b. Prepaid Principal Payments (other than Liquidation Proceeds)	$15,676,793.76
c. Repurchased Principal	$0.00
d. Total Principal Payments (a+b+c)	$38,824,070.51
e. Interest Collections	$5,099,391.56
f. Liquidation Proceeds	$242,229.02
g. Total Collections (d+e+f)	$44,165,691.09

2. Additional Funds
a. Reserve Fund Investment Income	$327.63
b. Reserve Fund Net Withdrawal	$0.00
c. Net Swap Receipts	$0.00
d. Total Additional Funds	$327.63

3. Total Available Funds
a. Total Collections	$44,165,691.09
b. Additional Funds	$327.63
c. Total Available Funds	$44,166,018.72

B. Disbursements
a. Servicer Fees, Expenses, and Indemnities	$911,125.01
b. Net Swap Counterparty Payment (if applicable)	$0.00
c. Interest Payment on Class A Notes	$1,062,929.96
d. First Allocation of Principal	$0.00
e. Reserve Fund Net Deposit	$0.00
f. Regular Allocation of Principal	$36,066,422.63
g. Pro-Rata, for payment of expenses and indemnities, to
1. Indenture Trustee	$0.00
2. Owner Trustee	$0.00
3. Securities Administrator	$0.00
4. Administrator	$0.00
5. Servicer	$0.00
h. Payments to Certificateholders	$6,125,541.12
i. Total Disbursements	$44,166,018.72

C. Reconciliation
1. Total Credits	$44,166,018.72
2. Total Disbursements	$44,166,018.72
3. Reconciliation (1-2)	$0.00

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: January 18, 2011	maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

4. Has there been an issuance of notes or other securities backed by the Receivables?	N/A